Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Share Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Jun. 30, 2011	$ 156,544	$ 314,369	$ (8,108)	$ (149,717)
Balance (in shares) at Jun. 30, 2011		61,786,868
Net income	2,254			2,254
Dividends	(43,856)			(43,856)
Common stock issuance (in shares)		13,563,455
Common stock issuance	87,754	87,754
Conversion of debt to common stock (in shares)		656,297
Conversion of debt to common stock	3,349	3,349
Repurchase of common stock (in shares)	(96,300)	(96,300)
Repurchase of common stock	(615)	(615)
Other comprehensive (loss) income	2,388		2,388
Balance at Jun. 30, 2012	207,818	404,857	(5,720)	(191,319)
Balance (in shares) at Jun. 30, 2012		75,910,320
Net income	3,869			3,869
Dividends	(44,400)			(44,400)
Common stock issuance (in shares)		1,501,679
Common stock issuance	9,467	9,467
Conversion of debt to common stock (in shares)		4,347,368
Conversion of debt to common stock	22,427	22,427
Repurchase of common stock (in shares)	(401,076)	(401,076)
Repurchase of common stock	(2,515)	(2,515)
Other comprehensive (loss) income	(2,184)		(2,184)
Balance at Jun. 30, 2013	$ 194,482	$ 434,236	$ (7,904)	$ (231,850)
Balance (in shares) at Jun. 30, 2013		81,358,291